DEFERRED INCOME	12 Months Ended
Dec. 31, 2024
DEFERRED INCOME.
DEFERRED INCOME
17.	DEFERRED INCOME

	Asset-related	R&D-related
	subsidy	subsidy	Total
	US$	US$	US$
Balance as of December 31, 2021	282,322	57,974	340,296
Recognized as income during the year	—	(54,954)	(54,954)
Foreign currency translation adjustment	(23,872)	(3,020)	(26,892)
Balance as of December 31, 2022	258,450	—	258,450
Subsidy received during the year	16,345	—	16,345
Recognized as income during the year	—	—	—
Foreign currency translation adjustment	(4,698)	—	(4,698)
Balance as of December 31, 2023	270,097	—	270,097
Subsidy received during the year	28,135	—	28,135
Recognized as income during the year	(25)	—	(25)
Foreign currency translation adjustment	(4,284)	—	(4,284)
Balance as of December 31, 2024	293,923	—	293,923

During the years ended December 31, 2024, 2023 and 2022, the Group received specific subsidies of US$28,135, US$16,345 and nil for compensating the expenditures on the construction of the Group’s corporate buildings and plant (“asset-related subsidy”), respectively.

During the years ended December 31, 2024, 2023 and 2022, the Group recognized government grants of nil, nil and US$54,954 for the R&D expenses incurred under this subsidy, respectively.

The Group received government grants of US$8,613, US$4,077 and US$870 with no future related costs required during the years ended December 31, 2024, 2023 and 2022, which were directly recognized as government grants in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2024, 2023 and 2022, respectively.